Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis

Financial liabilities measured at fair value during the year on a recurring basis consisted of the following as of December 31, 2024:

	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total
Financial liabilities:
Warrant liability	$-	$350,000	$-	$350,000
Total financial liabilities	$-	$350,000	$-	$350,000